Inventories (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories as of March 31, 2014 and September 30, 2014 consisted of the following:

(Amounts in thousands)	March 31, 2014	September 30, 2014
Raw materials	$52,267	$58,673
Finished goods	208,033	$188,695

Total inventory	$260,300	$247,368

Inventories as of the fiscal years ended March 31 consisted of the following:

(Amounts in thousands)	2013	2014
Raw materials	$45,455	$52,267
Finished goods	186,954	208,033

Total inventory	$232,409	$260,300